EXPENSES BY NATURE AND OTHER INCOME AND EXPENSES ITEMS, Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by Nature [abstract]
Staff cost - salaries, wages and other benefits	$ 63,434	$ 52,873	$ 50,132
Share-based payments	33,968	45,488	90,648
Amortization - intangible assets	8,382	754	97
Electricity cost in operating mining rigs	179,765	180,565	139,469
One-off incremental development expense	29,017	0	0
Cost of mining rigs sold	1,652	4	1,002
Consulting service fee	8,953	9,757	6,797
Research and development technical service fees	5,102	2,854	1,313
Office expenses	4,302	3,987	3,124
Travel expenses	3,853	2,843	3,202
Advertising expenses	2,998	1,383	737
Insurance fee	2,591	2,427	3,446
Expenses of low-value consumables	2,326	2,557	4,025
Research and development material expenses	926	0	0
Logistic expenses	334	557	3,060
Expenses of short-term leases	303	286	527
Expenses of variable payment lease	197	224	639
Others	11,872	13,633	16,111
Total cost of revenue, selling, general and administrative and research and development expenses	432,689	394,979	390,656
Mining Rigs [Member]
Expenses by Nature [abstract]
Depreciation	19,470	25,663	29,281
Property, Plant and Equipment [Member]
Expenses by Nature [abstract]
Depreciation	42,120	39,899	30,438
Investment Properties [Member]
Expenses by Nature [abstract]
Depreciation	2,717	2,601	1,237
Right-of-use Assets [Member]
Expenses by Nature [abstract]
Depreciation	$ 8,407	$ 6,624	$ 5,371